SIGNIFICANT TRANSACTIONS - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
	Aug. 14, 2025	Aug. 13, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities in business combination [line items]
Listing expense	$ 162		$ 162	$ 0	$ 0
Cohen Circle Warrants
Disclosure of contingent liabilities in business combination [line items]
Warrants surrendered or exchanged (in number of shares)	7,666,629
Kyivstar Group
Disclosure of contingent liabilities in business combination [line items]
Warrants issued and outstanding (in number of shares)	7,666,629
Maximum | Kyivstar Group
Disclosure of contingent liabilities in business combination [line items]
Proportion of ownership interest in subsidiary		100.00%
Minimum | Kyivstar Group
Disclosure of contingent liabilities in business combination [line items]
Proportion of ownership interest in subsidiary	89.60%
Kyivstar Group
Disclosure of contingent liabilities in business combination [line items]
Fair value of identifiable net assets	$ 162
Cash and liabilities	178
Accrued transaction costs	16
Listing expense	162
Equity interests of acquirer	324
Non-controlling interest excluding accumulated exchange differences on translation	356
Non-controlling interest, accumulated exchange differences on translation	215
Transaction costs incurred by VEON	$ 30